STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2019 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 94.0%
Automobiles & Components - 1.5%
General Motors	419,746	15,110,856
Banks - 17.9%
Bank of America	1,071,375	35,698,215
Citigroup	516,797	38,821,791
JPMorgan Chase & Co.	371,064	48,891,393
U.S. Bancorp	812,104	48,750,603
Wells Fargo & Co.	196,382	10,694,964
		182,856,966
Capital Goods - 5.5%
Honeywell International	86,213	15,393,331
Ingersoll-Rand	60,077	7,876,695
United Technologies	224,577	33,313,752
		56,583,778
Diversified Financials - 6.4%
Capital One Financial	109,289	10,929,993
Morgan Stanley	518,071	25,634,153
The Goldman Sachs Group	131,089	29,016,550
		65,580,696
Energy - 11.2%
ConocoPhillips	222,221	13,319,927
Exxon Mobil	171,159	11,661,063
Hess	331,118	20,559,117
Marathon Petroleum	559,839	33,948,637
Phillips 66	203,424	23,336,801
Schlumberger	328,080	11,876,496
		114,702,041
Food, Beverage & Tobacco - 3.7%
Archer-Daniels-Midland	248,408	10,664,155
Conagra Brands	367,163	10,599,996
PepsiCo	121,199	16,462,460
		37,726,611
Health Care Equipment & Services - 5.0%
CVS Health	192,099	14,459,292
Medtronic	327,998	36,535,697
		50,994,989
Insurance - 5.7%
American International Group	287,393	15,134,115
Assurant	119,092	15,823,754
Chubb	110,926	16,803,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.0% (continued)
Insurance - 5.7% (continued)
The Hartford Financial Services Group	165,140		10,215,560
			57,976,499
Materials - 8.2%
CF Industries Holdings	507,556		23,454,163
Dow	265,615		14,175,872
Louisiana-Pacific	280,648		8,324,020
Nutrien	353,302	[a]	16,753,581
Vulcan Materials	144,365		20,481,062
			83,188,698
Media & Entertainment - 2.0%
Comcast, Cl. A	225,479		9,954,898
Omnicom Group	131,418	[a]	10,445,103
			20,400,001
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Merck & Co.	361,205		31,489,852
Pfizer	588,490		22,668,635
			54,158,487
Real Estate - 2.6%
Lamar Advertising, Cl. A	93,731	[a,b]	7,819,977
Outfront Media	456,933	[b]	11,414,186
Weyerhaeuser	261,911	[b]	7,728,994
			26,963,157
Retailing - 1.0%
Target	80,165		10,021,427
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials	291,574		16,882,135
Qualcomm	176,368		14,735,546
Texas Instruments	58,499		7,032,165
			38,649,846
Technology Hardware & Equipment - 2.3%
Cisco Systems	211,383		9,577,764
Corning	462,705	[a]	13,436,953
			23,014,717
Telecommunication Services - 3.5%
AT&T	955,766		35,726,533
Transportation - 2.1%
Delta Air Lines	210,692		12,074,758
Union Pacific	55,512		9,769,557
			21,844,315
Utilities - 6.3%
Clearway Energy, Cl. C	499,620	[a]	9,907,465
Edison International	239,726		16,565,067
NextEra Energy Partners	257,999	[a]	13,707,487

Description		Shares		Value ($)
Common Stocks - 94.0% (continued)
Utilities - 6.3% (continued)
PPL		700,860		23,850,266
				64,030,285
Total Common Stocks (cost $766,074,683)				959,529,902
	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Health Care Equipment & Services - 1.5%
Becton Dickinson & Co., Ser. A (cost $15,260,370)	6.13	246,036		15,318,201
	1-Day Yield (%)
Investment Companies - 4.4%
Registered Investment Companies - 4.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $44,664,600)	1.63	44,664,600	[c]	44,664,600

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,318,757)	1.63	13,318,757	[c]	13,318,757
Total Investments (cost $839,318,410)		101.2%		1,032,831,460
Liabilities, Less Cash and Receivables		(1.2%)		(12,086,124)
Net Assets		100.0%		1,020,745,336

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $39,517,136 and the value of the collateral was $40,582,101, consisting of cash collateral of $13,318,757 and U.S. Government & Agency securities valued at $27,263,344.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities – Common Stocks	959,529,902	-	-	959,529,902
Equity Securities – Preferred Stocks	15,318,201	-	-	15,318,201
Investment Companies	57,983,357	-	-	57,983,357

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $193,513,050, consisting of $204,945,054 gross unrealized appreciation and $11,432,004 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.